Loans, borrowings, cash and cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2019
Loans, borrowings, cash and cash equivalents and short-term investments
Schedule of net debt

	December 31, 2019	December 31, 2018
Debt contracts in the international markets	10,494	11,783
Debt contracts in Brazil	2,562	3,683
Total of loans and borrowings	13,056	15,466

(-) Cash and cash equivalents	7,350	5,784
(-) Short-term investments	826	32
Net debt	4,880	9,650

Schedule of total debt

	Current liabilities		Non-current liabilities
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Debt contracts in the international markets
Floating rates in:
US$	113	141	2,802	1,832
EUR	—	—	225	229
Fixed rates in:
US$	147	14	6,080	8,368
EUR	—	—	843	859
Other currencies	14	25	106	127
Accrued charges	160	188	4	—
	434	368	10,060	11,415
Debt contracts in Brazil
Floating rates in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	650	435	1,677	2,849
Basket of currencies and US$ indexed to LIBOR	44	101	56	100
Fixed rates in:
R$	43	57	45	91
Accrued charges	43	42	4	8
	780	635	1,782	3,048
Total	1,214	1,003	11,842	14,463

Schedule of future flows of debt payments

		Estimated future
	Principal	interest payments (i)
2020	1,012	702
2021	788	641
2022	1,026	608
2023	1,192	568
Between 2024 and 2028	4,483	2,035
2029 onwards	4,344	2,706
Total	12,845	7,260
(i)

Based on interest rate curves and foreign exchange rates applicable as at December 31, 2019 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the financial statements.

Schedule of average annual interest rates by currency

	Average interest rate (i)	Total debt
Loans and borrowings
US$	5.57%	9,370
R$ (ii)	9.38%	2,461
EUR (iii)	3.77%	1,103
Other currencies	3.58%	122
		13,056

(i)   In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable at December 31, 2019.

(ii)  R$ denominated debt that bears interest at IPCA, CDI, TR or TJLP, plus spread. For a total of US$2,435 the Company entered into derivative transactions to mitigate the exposure to the cash flow variations of the floating rate debt denominated in R$, resulting in an average cost of 3.09% per year in US$.

(iii)  Eurobonds, for which the Company entered into derivatives to mitigate the exposure to the cash flow variations of the debt denominated in EUR, resulting in an average cost of 4.29% per year in US$.

Schedule of reconciliation of debt to cash flows arising from financing activities

Loans and borrowings
December 31, 2018	15,466
Additions	3,142
Repayments (i)	(5,417)
Interest paid	(921)
Cash flow from financing activities	(3,196)

Effect of exchange rate	(158)
Interest accretion	944
Non-cash changes	786

December 31, 2019	13,056

(i)   The Company conducted a repurchase of certain guaranteed notes issued by Vale a total of US$2,270. Additionally, the Company paid of US$265 as expenses with cash tender offer repurchased.